Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Operating activities
Operating profit		kr 646		kr 361	kr 1,471
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		892		475	329
Income tax paid		(256)		(186)	(420)
Changes in assets and liabilities from operating activities		(7,918)		(1,877)	(29,617)
Cash flow from operating activities		(6,636)		(1,227)	(28,237)
Investing activities
Capital expenditures		(16)		(40)	(70)
Cash flow from investing activities		(16)		(40)	(70)
Financing activities
Change in senior debt		7,011		660	10,793
Derivatives, net		1,438		4,853	9,770
Dividend paid				(414)	(414)
Payment of lease liability		(14)		(9)	(23)
Cash flow from financing activities		8,435		5,090	20,126
Cash flow for the period		1,783		3,823	(8,181)
Cash and cash equivalents at beginning of the period		4,060	[1]	11,128	11,128
Exchange-rate differences on cash and cash equivalents		(6)		950	1,113
Cash and cash equivalents at end of the period	[1]	kr 5,837		kr 15,901	kr 4,060

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.